Reverse Capitalization (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 05, 2025	Jun. 30, 2026
Reverse Capitalization [Abstract]
Non-cash share listing expense		$ 65.4
Closing share price	$ 11.4
Other transaction-related costs		$ 10.2